Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Sep. 30, 2023		$ 6,750	$ 43,658,750	$ (18,129,840)	$ 25,535,660
Balance (in Shares) at Sep. 30, 2023		67,500,000
Capital contributions by parent			37,008,905		37,008,905
Stock-based compensation expense			7,498,817		7,498,817
Merger, net of transaction costs of $2,358,780		$ 405	(2,754,701)		(2,754,296)
Merger, net of transaction costs of $2,358,780 (in Shares)		4,052,402
Net loss				(21,148,747)	(21,148,747)
Balance at Sep. 30, 2024		$ 7,155	85,411,771	(39,278,587)	46,140,339
Balance (in Shares) at Sep. 30, 2024		71,552,402
Stock-based compensation expense			1,808,478		1,808,478
Net loss				(6,659,205)	(6,659,205)
Balance at Dec. 31, 2024		$ 7,155	87,220,249	(45,937,792)	41,289,612
Balance (in Shares) at Dec. 31, 2024		71,552,402
Balance at Sep. 30, 2024		$ 7,155	85,411,771	(39,278,587)	46,140,339
Balance (in Shares) at Sep. 30, 2024		71,552,402
Issuance of common stock in July 2025 registered direct offering, net of costs of $1,453,012		$ 682	7,546,306		7,546,988
Issuance of common stock in July 2025 registered direct offering, net of costs of $1,453,012 (in Shares)		6,818,182
Issuance of common stock in September 2025 registered direct offering, net of costs of $1,380,146		$ 514	7,619,340		7,619,854
Issuance of common stock in September 2025 registered direct offering, net of costs of $1,380,146 (in Shares)		5,142,858
Stock-based compensation expense			8,320,419		8,320,419
Net loss				(24,761,369)	(24,761,369)
Balance at Sep. 30, 2025		$ 8,351	108,897,836	(64,039,956)	44,866,231
Balance (in Shares) at Sep. 30, 2025		83,513,442
December 2025 sale of common stock and pre-funded warrants, net of costs of $2,872,989		$ 129	15,125,360		15,125,489
December 2025 sale of common stock and pre-funded warrants, net of costs of $2,872,989 (in Shares)		1,284,404
Stock-based compensation expense			3,956,050		3,956,050
Net loss				(5,534,069)	(5,534,069)
Balance at Dec. 31, 2025		$ 8,480	$ 127,979,246	$ (69,574,025)	$ 58,413,701
Balance (in Shares) at Dec. 31, 2025		84,797,846